Fair value measurement - Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 625,388.5	$ 7,320.5	₨ 461,245.3
Securities Available-for-Sale		9,910,174.3	116,003.4	8,295,487.1
Separate Account Assets		1,016,281.4	11,896.1	955,416.3
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		340,388.3		290,951.1
Securities Available-for-Sale		1,435,936.3		548,944.7
Separate Account Assets		873,154.4		808,309.4
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		250,009.3		148,296.2
Securities Available-for-Sale		8,360,598.8		7,608,007.7
Separate Account Assets		143,127.0		147,106.9
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		34,990.9		21,998.0
Securities Available-for-Sale		113,639.2		138,534.7
Separate Account Assets		0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		625,388.5		461,245.3
Securities Available-for-Sale		9,910,174.3		8,295,487.1
Equity securities	[1]	129,984.8		71,449.1
Separate Account Assets		1,016,281.4		955,416.3
Total		11,681,829.0	136,741.5	9,783,597.8
Liabilities on policies in force		482.9		237.2
Total		482.9	5.7	237.2
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		336,658.0		290,951.1
Securities Available-for-Sale		1,435,936.2		548,944.7
Equity securities	[1]	20,404.1		24,545.8
Separate Account Assets		873,154.4		808,309.4
Total		2,666,152.7	31,208.6	1,672,751.0
Liabilities on policies in force		0.0		0.0
Total		0.0		0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		253,739.6		148,296.2
Securities Available-for-Sale		8,360,598.9		7,608,007.7
Equity securities	[1]	109,013.3		46,571.0
Separate Account Assets		143,127.0		147,106.9
Total		8,866,478.8	103,786.5	7,949,981.8
Liabilities on policies in force		482.9		237.2
Total		482.9	5.7	237.2
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		34,990.9		21,998.0
Securities Available-for-Sale		113,639.2		138,534.7
Equity securities	[1]	567.4		332.3
Separate Account Assets		0.0		0.0
Total		149,197.5	1,746.4	160,865.0
Liabilities on policies in force		0.0		0.0
Total		₨ 0.0		₨ 0.0

[1]	Equity securities classified within other assets.